Risk information - Net exposures European countries, excluding Sweden by exposure classes (Details) - Credit risk - SEK (kr) kr in Billions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Net exposure	kr 426.9	kr 420.5
Total
Disclosure of credit risk exposure [line items]
Net exposure	64.8	66.3
Germany
Disclosure of credit risk exposure [line items]
Net exposure	12.6	6.5
United Kingdom
Disclosure of credit risk exposure [line items]
Net exposure	8.7	8.8
Luxembourg
Disclosure of credit risk exposure [line items]
Net exposure	7.6	10.7
Finland
Disclosure of credit risk exposure [line items]
Net exposure	6.5	8.2
France
Disclosure of credit risk exposure [line items]
Net exposure	6.4	7.0
Denmark
Disclosure of credit risk exposure [line items]
Net exposure	5.8	6.9
Norway
Disclosure of credit risk exposure [line items]
Net exposure	3.6	3.6
Poland
Disclosure of credit risk exposure [line items]
Net exposure	3.4	2.1
Belgium
Disclosure of credit risk exposure [line items]
Net exposure	3.4	3.0
Spain
Disclosure of credit risk exposure [line items]
Net exposure	2.3	2.2
Ireland
Disclosure of credit risk exposure [line items]
Net exposure	1.5	1.4
Portugal
Disclosure of credit risk exposure [line items]
Net exposure	0.8	0.8
Austria
Disclosure of credit risk exposure [line items]
Net exposure	0.7	1.7
Netherlands
Disclosure of credit risk exposure [line items]
Net exposure	0.6	1.4
Switzerland
Disclosure of credit risk exposure [line items]
Net exposure	0.5	0.7
Italy
Disclosure of credit risk exposure [line items]
Net exposure	0.2	0.2
Serbia
Disclosure of credit risk exposure [line items]
Net exposure	0.1	0.3
Lithuania
Disclosure of credit risk exposure [line items]
Net exposure	0.0	0.2
Czech Republic
Disclosure of credit risk exposure [line items]
Net exposure	0.1	0.2
Slovakia
Disclosure of credit risk exposure [line items]
Net exposure	0.1	0.1
Iceland
Disclosure of credit risk exposure [line items]
Net exposure	0.0	0.1
Latvia
Disclosure of credit risk exposure [line items]
Net exposure	0.0	0.1
Montenegro
Disclosure of credit risk exposure [line items]
Net exposure	0.0	0.0
Estonia
Disclosure of credit risk exposure [line items]
Net exposure	0.0	0.1
Central governments
Disclosure of credit risk exposure [line items]
Net exposure	216.8	197.6
Central governments | Total
Disclosure of credit risk exposure [line items]
Net exposure	14.7	9.7
Central governments | Germany
Disclosure of credit risk exposure [line items]
Net exposure	9.7	2.6
Central governments | Finland
Disclosure of credit risk exposure [line items]
Net exposure		1.1
Central governments | France
Disclosure of credit risk exposure [line items]
Net exposure	2.1	1.9
Central governments | Denmark
Disclosure of credit risk exposure [line items]
Net exposure	0.3	0.5
Central governments | Norway
Disclosure of credit risk exposure [line items]
Net exposure	0.4	0.5
Central governments | Poland
Disclosure of credit risk exposure [line items]
Net exposure	2.0	2.1
Central governments | Austria
Disclosure of credit risk exposure [line items]
Net exposure		0.9
Central governments | Netherlands
Disclosure of credit risk exposure [line items]
Net exposure	0.1	0.1
Regional governments
Disclosure of credit risk exposure [line items]
Net exposure	11.4	18.7
Regional governments | Total
Disclosure of credit risk exposure [line items]
Net exposure	1.1	1.5
Regional governments | Finland
Disclosure of credit risk exposure [line items]
Net exposure	1.1	1.5
Regional governments | Latvia
Disclosure of credit risk exposure [line items]
Net exposure	0.0	0.0
Multilateral development banks
Disclosure of credit risk exposure [line items]
Net exposure	5.1	7.0
Multilateral development banks | Total
Disclosure of credit risk exposure [line items]
Net exposure	4.4	5.8
Multilateral development banks | Luxembourg
Disclosure of credit risk exposure [line items]
Net exposure	4.0	5.8
Multilateral development banks | Finland
Disclosure of credit risk exposure [line items]
Net exposure	0.4
Public sector entity
Disclosure of credit risk exposure [line items]
Net exposure	0.0	1.0
Public sector entity | Total
Disclosure of credit risk exposure [line items]
Net exposure	0.0	1.0
Public sector entity | Denmark
Disclosure of credit risk exposure [line items]
Net exposure		1.0
Financial institutions
Disclosure of credit risk exposure [line items]
Net exposure	32.2	34.1
Financial institutions | Total
Disclosure of credit risk exposure [line items]
Net exposure	10.3	12.3
Financial institutions | Germany
Disclosure of credit risk exposure [line items]
Net exposure	1.8	1.8
Financial institutions | United Kingdom
Disclosure of credit risk exposure [line items]
Net exposure	2.4	2.6
Financial institutions | Finland
Disclosure of credit risk exposure [line items]
Net exposure	0.2	0.2
Financial institutions | France
Disclosure of credit risk exposure [line items]
Net exposure	0.4	1.0
Financial institutions | Denmark
Disclosure of credit risk exposure [line items]
Net exposure	1.2	2.0
Financial institutions | Norway
Disclosure of credit risk exposure [line items]
Net exposure	1.0	0.3
Financial institutions | Belgium
Disclosure of credit risk exposure [line items]
Net exposure	0.6	0.6
Financial institutions | Spain
Disclosure of credit risk exposure [line items]
Net exposure	1.4	1.8
Financial institutions | Austria
Disclosure of credit risk exposure [line items]
Net exposure	0.7	0.8
Financial institutions | Netherlands
Disclosure of credit risk exposure [line items]
Net exposure	0.4	1.0
Financial institutions | Switzerland
Disclosure of credit risk exposure [line items]
Net exposure	0.1	0.2
Corporates
Disclosure of credit risk exposure [line items]
Net exposure	161.3	162.1
Corporates | Total
Disclosure of credit risk exposure [line items]
Net exposure	34.4	36.0
Corporates | Germany
Disclosure of credit risk exposure [line items]
Net exposure	1.0	2.1
Corporates | United Kingdom
Disclosure of credit risk exposure [line items]
Net exposure	6.3	6.2
Corporates | Luxembourg
Disclosure of credit risk exposure [line items]
Net exposure	3.6	4.9
Corporates | Finland
Disclosure of credit risk exposure [line items]
Net exposure	4.8	5.4
Corporates | France
Disclosure of credit risk exposure [line items]
Net exposure	3.8	4.1
Corporates | Denmark
Disclosure of credit risk exposure [line items]
Net exposure	4.2	3.4
Corporates | Norway
Disclosure of credit risk exposure [line items]
Net exposure	2.2	2.8
Corporates | Poland
Disclosure of credit risk exposure [line items]
Net exposure	1.5
Corporates | Belgium
Disclosure of credit risk exposure [line items]
Net exposure	2.8	2.4
Corporates | Spain
Disclosure of credit risk exposure [line items]
Net exposure	0.8	0.4
Corporates | Ireland
Disclosure of credit risk exposure [line items]
Net exposure	1.5	1.4
Corporates | Portugal
Disclosure of credit risk exposure [line items]
Net exposure	0.8	0.8
Corporates | Netherlands
Disclosure of credit risk exposure [line items]
Net exposure	0.1	0.3
Corporates | Switzerland
Disclosure of credit risk exposure [line items]
Net exposure	0.4	0.5
Corporates | Italy
Disclosure of credit risk exposure [line items]
Net exposure	0.2	0.2
Corporates | Serbia
Disclosure of credit risk exposure [line items]
Net exposure	0.1	0.3
Corporates | Lithuania
Disclosure of credit risk exposure [line items]
Net exposure		0.2
Corporates | Czech Republic
Disclosure of credit risk exposure [line items]
Net exposure	0.1	0.2
Corporates | Slovakia
Disclosure of credit risk exposure [line items]
Net exposure	0.1	0.1
Corporates | Iceland
Disclosure of credit risk exposure [line items]
Net exposure	0.0	0.1
Corporates | Latvia
Disclosure of credit risk exposure [line items]
Net exposure		0.1
Corporates | Montenegro
Disclosure of credit risk exposure [line items]
Net exposure	kr 0.0
Corporates | Estonia
Disclosure of credit risk exposure [line items]
Net exposure		kr 0.1